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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment  [_]; Amendment Number:
                                               --------------------
    This Amendment (Check only one.):       [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Graham van der Leeuw
Title: Chief Operating Officer, Chief Compliance Officer
       and General Counsel
Phone: (952) 942-3206

Signature, Place, and Date of Signing:


/s/ Graham van der Leeuw           Minnetonka, Minnesota       November 11, 2009
--------------------------         ---------------------       -----------------
[Signature]                             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         32
Form 13F Information Table Value Total:   $262,310
                                       -----------
                                       (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                              VOTING AUTHORITY
                                                              VALUE               INVESTMENT    OTHER
NAME OF ISSUER                 TITLE OF CLASS       CUSIP     (x1000)    SHARES   DISCRETION   MANAGER     SOLE    SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     S&P GLB MTRLS      464288695       292     5,233      SOLE        N/A         875              4,358
ISHARES TR                     S&P CITINT TBD     464288117       588     5,488      SOLE        N/A                          5,488
ISHARES TR                     DJ PHARMA INDX     464288836       298     5,638      SOLE        N/A         939              4,699
ISHARES TR INDEX               S&P GBL FIN        464287333       272     5,697      SOLE        N/A       1,031              4,666
ISHARES TR INDEX               S&P GBL INF        464287291       300     5,754      SOLE        N/A         968              4,786
ISHARES TR INDEX               IBOXX INV CPBD     464287242     1,770    16,591      SOLE        N/A       8,934              7,657
ISHARES TR INDEX               S&P NA MULTIMD     464287531       465    17,226      SOLE        N/A       4,853             12,373
ISHARES COMEX GOLD TR          ISHARES            464285105     1,799    18,187      SOLE        N/A       9,705              8,482
ISHARES TR                     DJ HOME CONSTN     464288752       244    19,828      SOLE        N/A       3,596             16,232
ISHARES TR                     HIGH YLD CORP      464288513     1,773    20,535      SOLE        N/A      11,172              9,363
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL     23129U101     1,817    20,564      SOLE        N/A      11,066              9,498
SPDR SERIES TRUST              BRCLYS INTL ETF    78464A516     1,383    23,665      SOLE        N/A      15,973              7,692
ISHARES TR INDEX               S&P MIDCAP 400     464287507     1,812    26,285      SOLE        N/A      14,135             12,150
ISHARES TR INDEX               COHEN&ST RLTY      464287564     1,819    37,411      SOLE        N/A      20,446             16,965
ISHARES TR INDEX               MSCI EAFE IDX      464287465     2,325    42,528      SOLE        N/A      17,689             24,839
POWERSHARES QQQ TRUST          UNIT SER 1         73935A104     1,841    43,585      SOLE        N/A      23,217             20,368
ISHARES TR                     US PFD STK IDX     464288687     1,714    47,265      SOLE        N/A      25,350             21,915
POWERSHS DB MULTI SECT COMM    DB PREC MTLS       73936B200     1,803    51,086      SOLE        N/A      27,506             23,580
ISHARES TR                     EPRA/NAR DEV R/E   464288489     1,738    59,066      SOLE        N/A      32,135             26,931
POWERSHS DB MULTI SECT COMM    DB BASE METALS     73936B705     1,716    93,874      SOLE        N/A      50,496             43,378
ISHARES SILVER TRUST           ISHARES            46428Q109     2,279   139,135      SOLE        N/A      67,464             71,671
ISHARES TR                     BARCLYS 3-7 YR     464288661    17,579   156,254      SOLE        N/A      45,096            111,158
ISHARES TR INDEX               BARCLYS 1-3 YR     464287457    17,579   209,254      SOLE        N/A      60,072            149,182
ISHARES TR INDEX               DJ US FINL SEC     464287788    12,472   236,801      SOLE        N/A      66,393            170,408
ISHARES TR INDEX               CONS SRVC IDX      464287580    13,130   251,625      SOLE        N/A      70,516            181,109
ISHARES TR INDEX               DJ US BAS MATL     464287838    14,405   262,874      SOLE        N/A      75,566            187,308
ISHARES TR INDEX               DJ US TECH SEC     464287721    14,596   280,954      SOLE        N/A      81,214            199,740
ISHARES TR INDEX               S&P NA SEMICND     464287523    13,827   308,709      SOLE        N/A      86,890            221,819
ISHARES TR INDEX               S&P LTN AM 40      464287390    20,192   470,556      SOLE        N/A     137,885            332,671
ISHARES INC                    MSCI PAC J IDX     464286665    21,384   527,620      SOLE        N/A     152,479            375,141
ISHARES TR INDEX               MSCI EMERG MKT     464287234    21,873   562,153      SOLE        N/A     178,367            383,786
ISHARES TR INDEX               S&P MC 400 GRW     464287606    67,223   911,505      SOLE        N/A     253,677            657,828